VP Balanced Fund
VP Capital Appreciation Fund
VP Growth Fund
VP International Fund
VP Large Company Value Fund
VP Mid Cap Value Fund
VP Ultra Fund
VP Value Fund

August 16, 2019

EXPLANATORY NOTE

On behalf of the VP Balanced Fund, VP Capital Appreciation Fund, VP Growth Fund, VP International Fund, VP Large Company Value Fund, VP Mid Cap Value Fund, VP Ultra Fund and VP Value Fund, each a series of American Century World Mutual Funds, Inc. (the “Corporation”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A. The interactive data file included as an exhibit to this filing relates to the prospectus supplement filed with the Securities and Exchange Commission on behalf of the Corporation pursuant to Rule 497(e) under the Securities Act on July 31, 2019; such filing (Accession Number 0000814680-19-000065) is incorporated by reference into this Rule 497 Document.

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION OF DOCUMENT
Exhibit - 101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Exhibit - 101.INS	XBRL Instance Document
Exhibit - 101.SCH	XBRL Taxonomy Extension Schema Document
Exhibit - 101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
Exhibit - 101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
Exhibit - 101.LAB	XBRL Taxonomy Extension Label Linkbase Document